Other Current Liabilities - Summary of Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other Current Liabilities [Abstract]
Derivatives	$ 316
Employee withholding taxes	1,830	$ 1,694
Value added tax	7,617	7,267
Other	2,060	653
Total	$ 11,823	$ 9,614